July 6, 2017

VIA EDGAR

Securities and Exchange Commission

Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention:                                         Office of Filings, Information & Consumer Services

Re:                             FPA U.S. Value Fund, Inc. (formerly, FPA Perennial Fund, Inc.) (“Registrant”)

1933 Act File No. 2-87607

1940 Act File No. 811-3896

Dear Sir/Madam:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement dated June 22, 2017 to the Prospectus dated April 30, 2017 as filed electronically via EDGAR with the Securities and Exchange Commission on June 22, 2017 (Accession Number: 0001104659-17-040959).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President

cc:                                J. Richard Atwood